APPLIED FINANCE DIVIDEND FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
92.53%	COMMON STOCKS

13.15%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	2,004	$152,104
	Hasbro, Inc.	1,993	145,011
	Kohl's Corp.	6,923	131,814
	Target Corp.	1,284	161,630
	Whirlpool Corp.	1066	173,885

			764,444
5.58%	CONSUMER STAPLES

	Unilever NV	2,902	171,305
	Walgreens Boots Alliance, Inc.	3,760	153,070

			324,375
2.52%	ENERGY
	Chevron Corp.	1,749	146,811
21.08%	FINANCIALS

	Ameriprise Financial, Inc.	1,009	155,013
	Huntington Bancshares Inc.	16,943	157,062
	JPMorgan Chase & Co.	1,549	149,695
	PNC Financial Services Group, Inc.	1,474	157,232
	Prudential Financial, Inc.	2,396	151,835
	State Street Corp.	2,398	152,968
	The Travelers Cos., Inc.	1,282	146,686
	Truist Financial Corp.	4,147	155,347

			1,225,838
18.58%	HEALTH CARE

	Abbott Laboratories	1,451	146,029
	Eli Lilly and Co.	957	143,828
	Johnson & Johnson	1,057	154,068
	Merck & Co., Inc.	1,938	155,505
	Novartis AG	1,731	142,184
	Omega Healthcare Investors, Inc.	5,255	170,157
	Pfizer, Inc.	4,396	169,158
			1,080,929
7.87%	INDUSTRIAL

	Eaton Corp. PLC	1,656	154,223
	Norfolk Southern Corp.	844	162,225
	Raytheon Co.	2,487	140,963

			457,411
9.88%	INFORMATION TECHNOLOGY

	Accenture PLC - Class A	709	159,369
	Cisco Systems, Inc.	3,424	161,270
	Intel Corp.	2,024	96,606
	Microsoft Corp.	767	157,243

			574,488
2.42%	MATERIALS

	LyondellBasell Industries NV - Class A	2,237	139,857
2.46%	TELECOMMUNICATION SERVICES

	Verizon Communications Inc.	2,493	143,298
8.99%	UTILITIES

	Public Service Enterprise Group Inc.	2,962	165,694
	Sempra Energy	1,600	199,136

APPLIED FINANCE DIVIDEND FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value

	UGI Corp.	4,733	157,798

			522,628

92.53%	TOTAL COMMON STOCKS		5,380,079
4.03%	EXCHANGE TRADED FUNDS

4.03%	LARGE CAP
	iShares Russell 1000 Value ETF	2,000	234,260
4.03%	TOTAL EXCHANGE TRADED FUNDS		234,260
0.17%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.09%*	10,029	10,029

96.73%	TOTAL INVESTMENTS		5,624,368
3.27%	Other assets, net of liabilities		190,379
100.00%	NET ASSETS		$ 5,814,747

* Effective 7 day yield as of July 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$5,380,079	$ -	$ -	$5,380,079
Money Market Funds	10,029	-	-	10,029
Total Investments	$5,390,108	$ -	$ -	$5,390,108

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $6,142,695 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$304,646
	Gross unrealized depreciation			(822,973)
	Net unrealized appreciation			$(518,327)